SCOPE OF CONSOLIDATION - Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ferrari International Cars Trading (Shanghai) Co. L.t.d.
Disclosure of subsidiaries [line items]
Shares held by the Group (percent)	80.00%	80.00%	80.00%